Average Annual Total Returns			12 Months Ended
	Apr. 30, 2026	Apr. 02, 2024	Dec. 31, 2025
NASDAQ Composite Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ Composite Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.60%	21.14%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		18.50%	17.88%
The Trenchless Fund ETF Class
Prospectus [Line Items]
Performance Inception Date	Apr. 02, 2024
The Trenchless Fund ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		13.91%	5.95%
The Trenchless Fund ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		13.50%	5.27%
The Trenchless Fund ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of fund shares
Average Annual Return, Percent		10.57%	3.58%